NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2012
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
NOTE A—NATURE OF OPERATIONS, BASIS OF PRESENTATION AND
PRINCIPLES OF CONSOLIDATION

Capitol Bancorp Limited ("Capitol" or the "Corporation") is a multibank holding company.  Consolidated bank subsidiaries consist of the following as of December 31, 2012:

Affiliate	Location	Percentage Owned or Controlled by Capitol	Percentage Owned by Subsidiaries Controlled by Capitol	Year Formed or Acquired

Arizona Region:
Central Arizona Bank	Casa Grande, Arizona	66%	31%	1997
Sunrise Bank of Albuquerque	Albuquerque, New Mexico	(1)	100%	2000
Sunrise Bank of Arizona	Phoenix, Arizona	(1)	100%	1998

Great Lakes Region:
Bank of Maumee	Maumee, Ohio	(1)	51%	2006
Capitol National Bank(2)	Lansing, Michigan	51%		1982
Indiana Community Bank	Goshen, Indiana	(1)	100%	2000
Michigan Commerce Bank	Ann Arbor, Michigan	(1)	100%	1990

Nevada Region:
1st Commerce Bank	North Las Vegas, Nevada	30%	64%	2006
Bank of Las Vegas	Las Vegas, Nevada	(1)	100%	2002

Southeast Region:
Pisgah Community Bank	Asheville, North Carolina	84%	12%	2008
Sunrise Bank	Atlanta, Georgia	78%	19%	2006

(1)	Majority-owned by a bank-development subsidiary (second-tier bank holding company) in which Capitol holds a controlling interest.
(2)
Pursuant to two separate share exchanges consummated in 2011 and 2012, Capitol reduced its ownership of Capitol National Bank to approximately 33%.  However, Capitol retained control of Capitol National Bank and the right to vote over 50% of the outstanding shares until February 2013.

Capitol has several bank-development subsidiaries, each originally capitalized with two classes of common stock, voting and nonvoting.  Capitol purchased all of the initial voting shares of common stock of these entities while the nonvoting shares were sold in private offerings to accredited investors, some of whom are related parties of Capitol.  Those entities have been engaged in bank development activities, through Capitol, consisting of formation and investment in start-up banks and management of their investments in young banks.  Bank start-up activities were suspended in mid-2008 when the regulatory and capital-raising environment for new banks became unfavorable.  Each of these entities bear a similar name, Capitol Development Bancorp Limited ("CDBL"), each numbered in their sequential formation, CDBL I through CDBL VIII.  CDBL I and CDBL II became wholly-owned by

Capitol effective November 30, 2006 and February 9, 2007, respectively, and were merged with and into Capitol in 2007.  CDBL III ceased to be a controlled subsidiary of Capitol in 2009.

Capitol views itself as a community-banking company.  Capitol's activities consist of management and oversight of banks in which it has a direct or indirect controlling interest and, through mid-2008, included formation of start-up banks.  Some of Capitol's banks were formed with a portion of their start-up capital provided by local investors in the communities of those banks.  As a means to raise and reallocate capital, Capitol commenced an initiative in 2009 to selectively divest of some of its community banks (see Note M).

Financial Restructuring Plan

On June 22, 2012, Capitol announced the commencement of a voluntary restructuring plan designed to facilitate Capitol's objective of converting existing debt, including senior notes and trust-preferred securities, to equity and with the primary objectives of enhancing capital levels, improving liquidity and accelerating Capitol's return to profitability.  The initiative includes the opportunity to preserve Capitol's substantial deferred tax assets.

Under the restructuring plan, which was approved by Capitol's board of directors and reviewed with Capitol's primary regulators, existing debt holders were asked to exchange their debt securities for both preferred and common stock of the Corporation (the "Exchange Offer").  Simultaneously, Capitol solicited votes from all debt and equity holders for a prepackaged plan of reorganization (the "Standby Plan") for Capitol and its affiliate, Financial Commerce Corporation ("FCC", formerly known as Michigan Commerce Bancorp Limited), to be commenced in the event that the Exchange Offer was not successful.   The Standby Plan contemplates the conversion of all current trust-preferred security holders, unsecured senior note holders, current preferred equity shareholders and current common equity shareholders into new classes of common stock, which will retain approximately 53% of the voting control and value of the restructured company.  Capitol is also actively seeking external capital sources sufficient to restore all affiliate institutions to "well-capitalized" status in exchange for approximately 47% of the restructured Corporation.

The restructuring initiatives will facilitate the conversion of Capitol's trust-preferred securities to equity and strengthen the composition of Capitol's capital base by increasing its Tier 1 common and tangible common equity ratios.  Through this restructuring plan, and current capital raising efforts, Capitol expects to have increased capital flexibility to continue to support its community banking platform.

The Exchange Offer and voting on the Standby Plan expired on July 27, 2012.  The results were overwhelmingly in support of the Standby Plan.  All classes voted to accept the Standby Plan with all votes substantially exceeding the required thresholds for a successful solicitation.  The conditions were not satisfied for the exchange offers to the existing debt holders.

Accordingly, Capitol proceeded with a voluntary prepackaged bankruptcy filing in order to restructure its debt and streamline its capital structure.

Bankruptcy Filings

On August 9, 2012, Capitol and its affiliate FCC (collectively the "Debtors") filed voluntary petitions for relief under Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the Eastern District of Michigan (the "Court").  The Debtors' Chapter 11 Cases (the "Chapter 11 Cases") are being jointly administered under Case Number 12-58409.  Capitol and FCC continue to operate their businesses and manage their properties as "debtors-in-possession" under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Court.  Capitol's banking subsidiaries are not part of the filing and continue to conduct business on an uninterrupted basis.

Accounting Standards Codification ("ASC") Topic 852, Reorganizations, which is applicable to companies in Chapter 11, generally does not change the manner in which financial statements are prepared.  However, it does require that the financial statements for periods subsequent to the filing of the Chapter 11 Cases distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business.  Amounts that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the consolidated statements of operations beginning in the quarter ending September 30, 2012.  The consolidated balance sheet must distinguish prepetition liabilities subject to compromise from both those prepetition liabilities that are not subject to compromise (none as of December 31, 2012) and from post-petition liabilities.  Liabilities that may be affected by a Chapter 11 plan of reorganization must be reported at the amounts expected to be allowed, even if they may be settled for lesser amounts.  Capitol applied ASC Topic 852 effective August 9, 2012 and will segregate those items as previously outlined for all reporting periods subsequent to such date until emergence from Chapter 11.

Capitol and its subsidiaries are engaged in a single business activity--banking.  Capitol's bank affiliates provide a full range of banking services to individuals, businesses and other customers located in the respective communities of each bank.  Many operate from a single location and all are primarily commercially-focused (as contrasted to retail or transaction-oriented banks) on meeting the various credit and other financial needs of entrepreneurs, professionals and other businesses and individuals.  A variety of deposit products are offered, including checking, savings, money market, certificates of deposit and individual retirement accounts.  In addition, wealth-management, trust and investment services are offered through a wealth-management subsidiary.  The principal markets for the banks' financial services are the communities in which the banks are located and the areas immediately surrounding those communities.  The majority of Capitol's banks are state-chartered institutions, some have been chartered as federal savings banks and one has a national bank charter.

In addition to banking units, mortgage banking activities are offered through Amera Mortgage Corporation, a less than 50%-owned affiliate, which is accounted for under the equity method.  Trust and wealth-management products are offered through Capitol Wealth, Inc., a controlled subsidiary.

Each bank is viewed by management as being a separately identifiable business or segment from the perspective of monitoring performance and allocation of financial resources.  Although the banks operate and are managed and monitored separately, each bank is substantially similar in terms of business focus, type of customers, products, services and economic characteristics.  Further, each of the banks and the Corporation are subject to substantially similar laws and regulations unique to the financial institution industry.  Accordingly, the Corporation's consolidated financial statements reflect the presentation of segment information on an aggregated basis.

The consolidated financial statements include the accounts of the Corporation and its majority-owned and/or otherwise controlled subsidiaries, after elimination of intercompany accounts and transactions and after giving effect to applicable noncontrolling interests.  Banks formed or acquired are included in the consolidated financial statements for periods after joining the consolidated group.

Reclassifications:  Certain 2011 and 2010 amounts have been reclassified to conform to the 2012 presentation.  For comparative purposes, original balances as previously reported for periods prior to 2012 have been adjusted to exclude amounts related to discontinued operations (see Note M).